Accounts receivables, net of allowance (Tables)	12 Months Ended
Jun. 30, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Accounts receivables	1,668,007	1,334,607	210,075
Less: allowance for doubtful debts	-	(583,753)	(91,886)
	1,668,007	750,854	118,189

Schedule Of Valuation Allowance For Accounts Notes Loans And Financing Receivable [Text Block]
The movements of the allowance for doubtful debts during the years are as follow:

	As of June 30,
	2011	2012	2012
	RMB	RMB	US$

Balance at the beginning of year	27,796,553	-	-
Additions	172,297,787	583,753	91,886
Recovered	(9,587,467)	-	-
Disposal of subsidiaries	(190,506,873)	-	-
Balance at the end of year	-	583,753	91,886